JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

 October 27, 2022

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-2 under the Investment Company Act of 1940, as amended (the “1940 Act”), and Securities Act of 1933, as amended (the “1933 Act”), of Kingsbarn Parallel Income Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund, please find the initial Registration Statement on Form N-2 under the 1933 Act and the 1940 Act. The Registration Statement is accompanied by a Form N-8A, Notice of Registration filed pursuant to Section 8(c) of the 1940 Act, on behalf of the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP